CONVERTIBLE NOTE, NET	6 Months Ended
Mar. 31, 2021
Debt Disclosure [Abstract]
CONVERTIBLE NOTE, NET
7.	CONVERTIBLE NOTE, NET
The Company has executed a convertible note and warrant purchase agreement dated July 22, 2020 (the “Purchase Agreements”) with one investor which is controlled by one principal shareholder of the Group (Note 13) and one third party investor under which the investors may subscribe at par for up to $100,000 in aggregate principal amount of the Company’s four-year convertible notes (the “Notes”) and five-year warrants to subscribe to a certain number of the ADSs.
As of March 31, 2021, the Company closed
7
issuances of Notes of $44,130

(approximately RMB
297,454
). The maturity dates of these Notes shall be the
five

anniversary of issuance dates.
Series 1 Note bears interest of 7.5% per annum payable in cash annually and another 7.5% per annum payable in cash on the maturity date. Series 2 Note bears interest of 3.5% per annum payable in cash annually and another 13.5% per annum payable in cash on the maturity date. In the event of a Fundamental Change, as defined in the Purchase Agreement, the interest rate increases to 25% per annum and the holders of the Notes can require the Company to redeem the outstanding principal and interest for cash.
Each of the holders of the Notes at any time on or after the 41st day after the issuance date of the Notes and prior to the maturity date, at its option, may convert in whole but not in part the entire outstanding principal amount and the accrued and unpaid interest into ADSs. The conversion price is as follows:

(1)	the conversion price is calculated as 120 % of the 30-Trading Day VWAP as of the issue date of each Note, or

(2)
if the Company completes an ADS offering of at least $50,000 within eighteen (18) months after the issuance date of this Note, eighty percent (80)% of the issue price per ADS in such offering, such adjusted conversion price shall be effective on the day immediately succeeding the closing date of the ADS offering.

The conversion price is subject to adjustment in the event of a Make Whole Fundamental Change, as defined in the Purchase Agreement.
The Company may at its option, upon the delivery of a mandatory conversion notice to the holders of the Notes (the “Mandatory Conversion Notice”, and such date of delivery, the “Mandatory Conversion Date”), require the holders of the Notes to convert all the outstanding principal amount and all the accrued but unpaid share interest as of the Mandatory Conversion Date into the ADSs, in the event that: (i) the reported sales price of the ADS of the Company is no less than $22.00 per ADS, subject to adjustment in the event of fundamental change, as defined, for more than sixty (60) consecutive trading days and (ii) the average daily trading volume during such sixty (60) consecutive trading days is more than $15,000 per trading day.
In addition, the Company issued to the holder of the Notes, warrants to purchase ADSs equal to 4% of the principal balance on the date of issuance and 4%, 6%, 7% and 8% of the principal amount of the Notes outstanding as of such anniversary dates. Each of the warrants expire five years after its respective issue date and has an exercise price equivalent to 110% of the volume weighted average price (“VWAP”) of the ADSs over the 60 trading days preceding the date of issuance of each warrant, subject to certain adjustments upon the occurrence of certain dilutive events.
The proceeds from issuance of the Notes were allocated to the relative fair values of the Notes and warrants. The Company estimated fair value of Notes were RMB 209,212, using discount cash flow model, which took into consideration the term yields ranging between 18.12% and 25.58%. The Company estimated fair value of the warrants issued at RMB 4,961, respectively, using the Black-Scholes valuation model, which took into consideration the underlying price of ordinary shares, a risk-free interest rate, expected term and expected volatility. As a result, the valuation of the warrant was categorized as Level 3 in accordance with ASC 820, “Fair Value Measurement”. The Company allocated proceeds totaling RMB 6,874 to the warrants which was recorded as an additional paid-in
capital.
The key assumption used in estimates are as follows:

	July 29, 2020	September 25, 2020	October 14, 2020	October 20, 2020	October 29, 2020	December 15, 2020	February 25, 2021
Terms of warrants	60 months	60 months	60 months	60 months	60 months	60 months	60 months
Exercise price	11.4618	10.2214	9.3041	8.6653	7.6830	5.1676	3.5418
Risk free rate of interest	0.21%	0.21%	0.29%	0.29%	0.29%	0.28%	0.58%
Dividend yield	0.00	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Annualized volatility of underlying stock	40.0%	39.0%	39.0%	39.0%	39.0%	40.0%	41.0%
The discounts of RMB 6,874 will be amortized as additional interest expense over the terms of Notes. For the six months ended March 31, 2021 and 2020, the Company accrued accretion of interest expenses of RMB 678 and RMB nil.
A summary of warrants activity for the six months ended March 31, 2021 was as follows:

	Number of shares	Weighted average life	Expiration Dates
Balance of warrants outstanding as of September 30, 2020	109,567	4.84 years
Grants of Warrants on October 14, 2020	4,815	5 years	October 14, 2025
Grants of Warrants on October 20, 2020	13,848	5 years	October 20, 2025
Grants of Warrants on October 29, 2020	15,619	5 years	October 29, 2025
Grants of Warrants on December 15, 2020	28,718	5 years	December 15, 2025
Grants of Warrants on February 25, 2021	23,152	5 years	February 25, 2025

Balance of warrants outstanding as of March 31, 2021	195,719	4.50 years

The warrants are subject to anti-dilution provisions to reflect stock dividends a
n
d splits or other similar transactions, but not as a result of future securities offerings at lower prices. The warrants did not meet the definition of liabilities or derivatives, and as such they are classified as an equity.